Note 1 - Basis of Presentation and General Information (Details Textual)		12 Months Ended
	May 30, 2018 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jan. 08, 2018
Number of Subsidiaries Contributed by Euroseas					7
Working Capital		$ (1,300,000)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		(3,282,972)	$ 33,542,671	$ 31,153,821
Net Income (Loss) Available to Common Stockholders, Basic		(2,908,904)	33,542,671	29,402,632
Net Cash Provided by (Used in) Operating Activities		11,806,062	$ 32,985,341	$ 39,138,291
Cash		8,000,000
Restricted Cash		$ 6,100,000
The Pittas Family [Member] | Preferred Friends Investment Company, Inc [Member]
Subsidiary, Ownership Percentage, Noncontrolling Owner		47.60%
Preferred Class B [Member]
Stock Issued During Period, Shares, Percentage	50.00%
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares	2,254,830		65,130	341,017
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 0	$ 0	$ 0